SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Transactions (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
In-kind contributions	$ 666,068
Total	(2,051,396)	$ (19,318,403)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	1,970,746	6,801,117
Purchases of goods and services	(5,533,795)	(20,691,171)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Salaries, social security benefits and other benefits	(1,091,546)	(6,702,803)
Sales of goods and services	6,048
Purchases of goods and services	157,213
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Sales of goods and services	3,628,119	1,590,568
Purchases of goods and services	(1,854,249)	(196,051)
In-kind contributions	$ 666,068
Interest expenses		(23,000)
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Interest expenses		$ (97,063)